FINANCIAL INSTRUMENTS - Interest Rate Risk Management (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
Derivatives designated as hedging instruments location:
Unrealized net gain (loss) on qualifying cash flow hedging instruments	$ 4,671,000	$ (1,822,000)		$ (6,832,000)
Accumulated Other Comprehensive Income (Loss), Net of Tax	5,171,000	(6,757,000)	(34,948,000)	(18,730,000)
Interest rate swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	100,900,000	128,000,000
Equity Swap
Derivatives designated as hedging instruments location:
Shares acquired by counterparty	3.5
Shares acquired by counterparty, per share price (USD per share)	$ 40.39
Equity Swap | Swap
Derivatives designated as hedging instruments location:
Loss on derivative	13,700,000
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	1,475,937,000	1,638,020,000
Derivatives designated as hedging instruments location:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	3,483,000	4,147,000	1,547,000
Unrealized net gain (loss) on qualifying cash flow hedging instruments	(4,000,000)	(2,700,000)
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Other financial Items, net
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	3,235,000	(1,644,000)	0
Ineffective Portion	876,000	542,000	(535,000)
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Gain on sale of Golar Maria [Member]
Derivatives designated as hedging instruments location:
Effective portion Gain/(loss) reclassified from Accumulated Other Comprehensive Loss	0	2,370,000	0
Ineffective Portion	0	0	0
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Minimum [Member]
Mark-to-market swaps valuation:
Fixed interest rate	1.13%	1130.00%
Designated as Hedging Instrument | Interest rate swap | Swap | Cash flow hedging | Maximum [Member]
Mark-to-market swaps valuation:
Fixed interest rate	4.52%	4520.00%
Designated as Hedging Instrument | Accumulated Other Comprehensive Income (Loss) [Member] | Swap | Cash flow hedging
Derivatives designated as hedging instruments location:
Unrealized net gain (loss) on qualifying cash flow hedging instruments	200,000	900,000		0
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ 600,000	$ 900,000